Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2017
Expenses by nature
Schedule of expenses by nature

EURm	2017	2016	2015
Continuing operations
Personnel expenses (Note 9)	7 845	7 814	3 738
Cost of material	7 776	7 260	2 907
Depreciation and amortization (Notes 14, 15)	1 591	1 594	286
Rental expenses	339	344	164
Impairment charges	210	17	11
Other	5 733	7 829	3 993
Total operating expenses	23 494	24 858	11 099